UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03087

Chesapeake Investors, Inc.

(Exact name of registrant as specified in charter)

Suite 1600

11785 Beltsville Drive

Beltsville, MD 20705

(Address of principal executive offices)

Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, NW

Washington, DC 20037

Attention: Matthew G. Maloney, Esq.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-572-7800

Date of fiscal year end: September 30, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investors, Inc.

By (Signature and Title)	/s/ Albert W. Turner
Chairman of the Board-Principal Executive Officer

Insert printed name and title of signing officer: Albert W. Turner, Chairman of the Board-Principal Executive Officer

Date: October 26, 2004